Stock-Based Compensation - Schedule of reconciles the total stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock-based compensation
Total stock-based compensation for the period	$ 11,261	$ 148
Less: stock-based compensation classified as liability	(1,538)
Stock-based compensation recognized in APIC	$ 9,723	$ 148